Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Changes in Allowance for Loan Losses

Changes in the allowance for loan losses for the years ended December 31, 2015, 2014 and 2013 are presented below:

Commercial	2015	2014	2013
	(dollars in thousands)
Balance, beginning of year	$1,716	$2,665	$2,791
Provision (recovery) charged to operations	(527)	(302)	784
Charge-offs	(89)	(749)	(1,005)
Recoveries	210	102	96

Net (charge-offs)	121	(647)	(909)

Other	—	—	(1)

Balance, end of year	$1,310	$1,716	$2,665

Non-Commercial	2015	2014	2013
	(dollars in thousands)
Balance, beginning of year	$2,022	$2,430	$4,010
Provision (recovery) charged to operations	(93)	(87)	(756)
Charge-offs	(500)	(482)	(966)
Recoveries	145	161	146

Net (charge-offs)	(355)	(321)	(820)

Other	—	—	(4)

Balance, end of year	$1,574	$2,022	$2,430

Total	2015	2014	2013
	(dollars in thousands)
Balance, beginning of year	$3,738	$5,095	$6,801
Provision (recovery) charged to operations	(620)	(389)	28
Charge-offs	(589)	(1,231)	(1,971)
Recoveries	355	263	242

Net (charge-offs)	(234)	(968)	(1,729)

Other	—	—	(5)

Balance, end of year	$2,884	$3,738	$5,095

Schedule of Loans and Reserve Balances by Loan Segment Both Individually and Collectively Evaluated for Impairment

The following table shows period-end loans and reserve balances by loan segment both individually and collectively evaluated for impairment at December 31, 2015 and 2014:

December 31, 2015

	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)
Commercial	$18	$1,019	$1,292	$170,182	$1,310	$171,201
Non-Commercial	163	4,459	1,411	144,472	1,574	148,931

Total	$181	$5,478	$2,703	$314,654	$2,884	$320,132

December 31, 2014

	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)
Commercial	$179	$2,125	$1,537	$160,172	$1,716	$162,297
Non-Commercial	277	5,436	1,745	143,120	2,022	148,556

Total	$456	$7,561	$3,282	$303,292	$3,738	$310,853

Past Due Information of Loan Portfolio by Class

Past due loan information is used by management when assessing the adequacy of the allowance for loan loss. The following tables summarize the past due information of the loan portfolio by class:

December 31, 2015

	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
	(dollars in thousands)
Commercial	$46	$34	$80	$52,231	$52,311	$—
Real estate - commercial	74	—	74	101,124	101,198	—
Other real estate construction	110	195	305	17,387	17,692	—
Real estate construction	—	—	—	5,629	5,629	—
Real estate - residential	1,580	541	2,121	81,298	83,419	—
Home equity	75	13	88	49,332	49,420	—
Consumer loan	39	—	39	8,943	8,982	—
Other loans	—	—	—	1,481	1,481	—

Total	$1,924	$783	$2,707	$317,425	$320,132	$—

December 31, 2014

	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
	(dollars in thousands)
Commercial	$42	$—	$42	$47,376	$47,418	$—
Real estate - commercial	77	794	871	91,646	92,517	—
Other real estate construction	—	342	342	22,020	22,362	—
Real estate construction	—	—	—	3,888	3,888	—
Real estate - residential	1,673	1,097	2,770	86,597	89,367	—
Home equity	89	13	102	46,258	46,360	—
Consumer loan	123	—	123	8,337	8,460	—
Other loans	—	—	—	481	481	—

Total	$2,004	$2,246	$4,250	$306,603	$310,853	$—

Composition of Nonaccrual Loans by Class

The composition of nonaccrual loans by class as of December 31, 2015 and 2014 is as follows:

	2015	2014
	(dollars in thousands)
Commercial	$34	$—
Real estate - commercial	—	794
Other real estate construction	195	342
Real estate 1 – 4 family construction	—	—
Real estate – residential	541	1,097
Home equity	13	13
Consumer loans	—	—
Other loans	—	—

	$783	$2,246

Summary of Risk Grades of Portfolio by Class

The tables below summarize risk grades of the loan portfolio by class as of December 31, 2015 and 2014:

December 31, 2015

	Pass	Watch	Sub- standard	Doubtful	Total
		(dollars in thousands)
Commercial	$52,096	$130	$85	$—	$52,311
Real estate - commercial	97,506	1,161	2,531	—	101,198
Other real estate construction	15,163	1,994	535	—	17,692
Real estate 1 - 4 family construction	5,526	103	—	—	5,629
Real estate - residential	71,736	9,398	2,285	—	83,419
Home equity	48,195	1,209	16	—	49,420
Consumer loans	8,583	394	5	—	8,982
Other loans	1,481	—	—	—	1,481

Total	$300,286	$14,389	$5,457	$—	$320,132

December 31, 2014

	Pass	Watch	Sub- standard	Doubtful	Total
		(dollars in thousands)
Commercial	$46,734	$614	$70	$—	$47,418
Real estate - commercial	82,846	5,513	4,158	—	92,517
Other real estate construction	19,724	1,925	713	—	22,362
Real estate 1 - 4 family construction	3,888	—	—	—	3,888
Real estate - residential	75,859	10,090	3,418	—	89,367
Home equity	44,799	1,458	103	—	46,360
Consumer loans	8,175	277	8	—	8,460
Other loans	481	—	—	—	481

Total	$282,506	$19,877	$8,470	$—	$310,853

Summary of Performing and Nonperforming Loans by Class

The following tables show the breakdown between performing and nonperforming loans by class as of December 31, 2015 and 2014:

December 31, 2015

	Performing	Non- Performing	Total
	(dollars in thousands)
Commercial	$52,277	$34	$52,311
Real estate - commercial	101,198	—	101,198
Other real estate construction	17,497	195	17,692
Real estate 1 – 4 family construction	5,629	—	5,629
Real estate – residential	82,878	541	83,419
Home equity	49,407	13	49,420
Consumer loans	8,982	—	8,982
Other loans	1,481	—	1,481

Total	$319,349	$783	$320,132

December 31, 2014

	Performing	Non- Performing	Total
	(dollars in thousands)
Commercial	$47,418	$—	$47,418
Real estate - commercial	91,723	794	92,517
Other real estate construction	22,020	342	22,362
Real estate 1 – 4 family construction	3,888	—	3,888
Real estate – residential	88,270	1,097	89,367
Home equity	46,347	13	46,360
Consumer loans	8,460	—	8,460
Other loans	481	—	481

Total	$308,607	$2,246	$310,853

Summary of Loans Deemed Impaired and Specific Reserves Allocated by Class

The tables below summarize the loans deemed impaired and the amount of specific reserves allocated by class as of December 31, 2015 and 2014:

	As of December 31, 2015				Year ended December 31, 2015
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$97	$80	$17	$2	$81	$4
Real estate - commercial	620	498	122	9	1,121	42
Other real estate construction	840	195	107	7	281	3
Real estate 1 -4 family construction	13	—	13	—	16	1
Real estate - residential	4,343	1,507	2,836	163	4,798	200
Home equity	28	28	—	—	50	1
Consumer loans	75	75	—	—	37	2
Other loans	—	—	—	—	—	—

Total	$6,016	$2,383	$3,095	$181	$6,384	$253

					Year ended
	As of December 31, 2014				December 31, 2014
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$98	$68	$30	$30	$117	$7
Real estate - commercial	1,820	1,242	389	145	2,641	73
Other real estate construction	934	342	54	4	1,108	6
Real estate 1 -4 family construction	20	—	20	1	109	1
Real estate - residential	5,298	1,865	3,433	257	5,865	268
Home equity	49	30	19	19	73	2
Consumer loans	69	29	40	—	83	4
Other loans	—	—	—	—	—	—

Total	$8,288	$3,576	$3,985	$456	$9,996	$361

					Year ended
	As of December 31, 2013				December 31, 2013
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$377	$291	$86	$67	$845	$21
Real estate - commercial	6,808	3,962	2,375	507	7,089	328
Other real estate construction	2,034	247	1,739	945	2,078	17
Real estate 1 -4 family construction	374	25	349	16	380	23
Real estate - residential	8,197	4,619	3,329	530	8,507	300
Home equity	415	58	357	279	819	8
Consumer loans	116	61	55	43	156	14
Other loans	—	—	—	—	—	—

Total	$18,321	$9,263	$8,290	$2,387	$19,874	$711